WARRANT LIABILITIES	6 Months Ended
Jun. 30, 2026
WARRANT LIABILITIES
WARRANT LIABILITIES
12.	WARRANT LIABILITIES

The following table shows the movement of warrant liabilities:

Six Months Ended
June 30, 2025
US$
Balance as of December 31, 2024	800
Change in fair values	45
Balance as of June 30, 2025	845

Public Warrants and Sponsor Warrants

As stated in note 1(b)(vi), 9,550,246 Public Warrants were issued to the then public shareholders of LCAA in exchange for the warrants held by public shareholders of LCAA, and 5,486,784 Sponsor warrants were issued to the Sponsor in exchange for warrants held by the Sponsor.

Given the Public Warrants are publicly traded on Nasdaq, the liability is measured at fair value using observable inputs and categorized in Level 1 of the fair value hierarchy. As of June 30, 2026, the management determined the fair value of Public Warrants and Sponsor Warrants were approximate, and used fair value of Public Warrants to estimate fair value of Sponsor Warrants.